Investment Objectives and Goals - Nuveen Mid Cap Value 1 Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Mid Cap Value Opportunities Fund (formerly Nuveen Mid Cap Value 1 Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.